Note 1 - Nature of Operations (Details Textual)		12 Months Ended
	Mar. 29, 2024	Dec. 31, 2024
Number of Wholly-Owned Subsidiaries		5
Oakmont Capital Holdings, LLC [Member]
Ownership Interest, Sold, Percent	51.00%
Quaint Oak Real Estate, LLC [Member]
Ownership Interest, Discontinued	100.00%